PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant and Equipment
	December 31,
	2014	2013
At Cost:
Plant and buildings	$4,348,977	$4,315,067
Machinery and equipment	15,616,293	15,455,062
Motor vehicles	322,115	323,370
Office equipment	121,022	117,228
	20,408,407	20,210,727
Less: Accumulated depreciation
Plant and buildings	(2,149,753)	(1,880,230)
Machinery and equipment	(10,715,803)	(9,482,821)
Motor vehicles	(294,729)	(280,778)
Office equipment	(112,267)	(108,777)
	(13,272,552)	(11,752,606)
Construction- in-progress	38,791	-
Property, plant and equipment, net	$7,174,646	$8,458,121